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                                     CERTIFICATE



     I, John R. Houston, Secretary of General Securities, Incorporated (the "Company"), hereby certify in accordance with Rule 497(j) under the Securities Act of 1933 that the form of Prospectus and Statement of Additional Information included in Amendment No. 17 to the Company's Registration Statement on Form N-1A (Commission File No. 2-77092) effective March 31, 1998 (the "Registration Statement") that would have been filed under Paragraph (c) of Rule 497, were it not for the filing of this Certificate, would not have differed from that contained in the Registration Statement. I further certify that the text of the Registration Statement was filed electronically via EDGAR.

     IN WITNESS WHEREOF, I have hereunto set my hand this 31st day of March, 1998.


                                   /s/ John R. Houston
                                   John R. Houston, Secretary